ADVANCED SERIES TRUST

AST Wellington Management Global Bond Portfolio

Supplement dated July 13, 2020 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Wellington Management Global Bond Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus and SAI.

New Subadvisory Arrangements and Name Change

The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) the addition of AllianceBernstein L.P. (AllianceBernstein) and Goldman Sachs Asset Management L.P. (GSAM) as subadvisers, and Goldman Sachs Asset Management International (together with GSAM, Goldman) as sub-subadviser, to the Portfolio; (ii) changing the name of the Portfolio to "AST Global Bond Portfolio"; and (iii) revisions to the principal investment strategies of the Portfolio. These changes are expected to become effective on November 16, 2020.

To reflect these changes, the Prospectus and the SAI relating to the Portfolio are hereby revised as follows, effective November 16, 2020:

A.All references in the Prospectus and the SAI to the "AST Wellington Management Global Bond Portfolio" are hereby changed to "AST Global Bond Portfolio."

B.The description of the Portfolio's Principal Investment Strategies in the "SUMMARY: AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in fixed income securities.

The Portfolio invests, under normal circumstances, in fixed income securities of companies located in at least three countries. The Portfolio seeks to generate excess returns relative to the Bloomberg Barclays Global Aggregate US Dollar Hedged Bond Index. The Portfolio's global aggregate strategy seeks to generate excess returns through the combination of lowly correlated investment strategies developed by highly specialized analysts. Each analyst has a specialized area of focus which is sector, region, or investment style based. The investment universe includes fixed income securities denominated in various currencies and issued by government, government-related, corporate, and securitized issuers from around the world.

The Portfolio invests in debt securities of issuers domiciled around the world. Under normal market conditions, the Portfolio will invest its assets in securities of issuers located in the United States and at least three other countries (based on country of domicile and inclusive of non-currency derivatives). The Portfolio may buy and sell bonds issued by government, agency, and supranational issuers; mortgage, commercial mortgage, and asset-backed securities; corporate and real estate investment trust (REIT) debt; credit-linked, index-linked, and capital securities (securities that combine the features of bonds and preferred stock); loan participation securities that qualify as an eligible investment by the Portfolio (including, but not limited to, trade finance loan participations) and, in addition, bank loan assignments that qualify as money market instruments; as well as other debt securities issued by public or private issuers, both fixed and floating-rate, including forward contracts on such securities.

Currency exposure may be taken on an opportunistic basis. Currency exposure, including cross-currency positions which are not related to the Portfolio's bond and cash equivalent positions, may be assumed.

Investments represent a broad credit spectrum, including issues rated below investment-grade. There is no minimum credit rating for individual securities or currencies. The Portfolio is diversified by country, and issuer. The Portfolio makes use of derivatives to implement active positions as well as hedge exposure. Derivative instruments may include, but are not limited, to futures (on asset classes or indices including volatility indices), forwards, options, swaps (currency swaps, interest rate swaps, total rate of return swaps, and credit default swaps), to-be-announced securities (TBAs), structured notes and spot transactions for both active management and hedging purposes. The high liquidity of derivative instruments assists the portfolio management team in quickly and efficiently managing portfolio exposure in the context of continually changing market environments.

C.The table in the "SUMMARY: AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO – MANAGEMENT OF THE PORTFOLIO" section of the Prospectus is hereby deleted and replaced with the table set forth below:

Investment	Subadvisers	Portfolio Managers	Title	Service Date
Manager
PGIM Investments		Brian Ahrens	Senior Vice	November
LLC			President, Strategic	2020
			Investment Research
			Group
		Andrei O. Marinich,	Vice President,	November
		CFA	Strategic Investment	2020
			Research Group
		Todd L. Kerin	Vice President,	November
			Portfolio Manager	2020
		Saleem Z. Banatwala,	Director, Portfolio	November
		CFA	Manager	2020
	AllianceBernstein L.P.	Scott DiMaggio, CFA	Director and	November
			Portfolio Manager	2020
		Matthew Sheridan, CFA	Portfolio Manager	November
				2020
		Douglas J. Peebles	Chief Investment	November
			Officer and	2020
			Portfolio Manager
	Goldman Sachs Asset	Simon Dangoor	Managing Director	November
	Management,			2020
	L.P./Goldman Sachs
	Asset Management
	International*
		Hugh Briscoe	Managing Director	November
				2020
	Wellington Management	Mark Sullivan, CFA,	Senior Managing	July 2015
	Company LLP	CMT	Director and
			Portfolio Manager
		John Soukas	Senior Managing	July 2015
			Director and
			Portfolio Manager
		Edward Meyi, FRM	Managing Director	July 2015
			and Portfolio
			Manager

*Personnel of Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P. (GSAM), may perform certain delegated responsibilities for GSAM, may act on behalf of GSAM, or may perform functions that otherwise support the sub-advisory services provided to the Portfolio.

D.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO – Principal Investment Policies" is hereby deleted and replaced with the information set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in fixed income securities.

The Portfolio invests, under normal circumstances, in fixed income securities of companies located in at least three countries. The Portfolio seeks to generate excess returns relative to the Bloomberg Barclays Global Aggregate US Dollar Hedged Bond Index. The Portfolio's global aggregate strategy seeks to generate excess returns through the combination of lowly correlated investment strategies developed by highly specialized analysts. Each analyst has a specialized area of focus which is sector, region, or investment style based. The investment universe includes fixed income securities denominated in various currencies and issued by government, government-related, corporate, and securitized issuers from around the world.

The Portfolio invests in debt securities of issuers domiciled around the world. Under normal market conditions, the Portfolio will invest its assets in securities of issuers located in the United States and at least three other countries (based on country of domicile and inclusive of non-currency derivatives). The Portfolio may buy and sell bonds issued by government, agency, and supranational issuers; mortgage, commercial mortgage, and asset-backed securities; corporate and real estate investment trust (REIT) debt; credit-linked, index-linked, and capital securities (securities that combine the features of bonds and preferred stock); loan participation securities that qualify as an eligible investment by the Portfolio (including, but not limited to, trade finance loan participations) and, in addition, bank loan assignments that qualify as money market instruments; as well as other debt securities issued by public or private issuers, both fixed and floating-rate, including forward contracts on such securities.

Currency exposure may be taken on an opportunistic basis. Currency exposure, including cross-currency positions which are not related to the Portfolio's bond and cash equivalent positions, may be assumed.

Investments represent a broad credit spectrum, including issues rated below investment-grade. There is no minimum credit rating for individual securities or currencies. The Portfolio is diversified by country, and issuer. The Portfolio makes use of derivatives to implement active positions as well as hedge exposure. Derivative instruments may include, but are not limited, to futures (on asset classes or indices including volatility indices), forwards, options, swaps (currency swaps, interest rate swaps, total rate of return swaps, and credit default swaps), to-be-announced securities (TBAs), structured notes and spot transactions for both active management and hedging purposes. The high liquidity of derivative instruments assists the portfolio management team in quickly and efficiently managing portfolio exposure in the context of continually changing market environments.

The Portfolio is allocated among three subadvisers. AllianceBernstein L.P. uses a global multi-sector fixed income strategy. Goldman Sachs Asset Management, L.P./Goldman Sachs Asset Management International (Goldman) utilizes a team-based approach with investment decisions taken collectively, following thorough discussion and debate with ultimate accountability held by the Portfolio Manager(s). Goldman's specialist top down and bottom up Investment Strategy Teams are responsible for the analysis of the key factors that drive fixed income and currency markets, by examining the fundamental, quantitative and technical factors that drive these markets. Wellington Management Company LLP (Wellington) utilizes a team-based approach of specialist investors that identify investment ideas across their distinct areas of expertise. The Wellington Team seeks to build a portfolio of independent and diversified sources of alpha focused primarily on global developed market rates and currency markets, and utilize a multi-dimensional risk management process to identify key portfolio level risks. The Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

E.The section of the Prospectus entitled "HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Wellington Management Global Bond Portfolio" is hereby deleted and replaced with the information set forth below:

AST Global Bond Portfolio

PGIM Investments. Brian Ahrens, Andrei Marinich, CFA, Todd L. Kerin and Saleem Z. Banatwala, CFA are jointly and primarily responsible for the Portfolio's asset allocations. Biographies for Messrs. Ahrens, Marinich, Kerin and Banatwala are provided below.

Brian Ahrens is a Senior Vice President and Head of the Strategic Investment Research Group (SIRG) of PGIM Investments. He focuses on portfolio risk oversight, manager fulfillment, and the allocation of assets among managers. Mr. Ahrens oversees a staff of 17 investment professionals who focus on investment consulting, portfolio construction, and risk oversight activities. Mr. Ahrens has been with Prudential for over 15 years. Mr. Ahrens earned his MBA in Finance from the Stern School of Business at New York University. He graduated from James Madison University with a double major in Finance and German. He is series 7, series 24 and series 63 certified, and CIMA certified.

Andrei Marinich, CFA, Portfolio Manager, serves as Head of Portfolio Construction for PGIM Investments' Strategic Investment Research Group (SIRG). This team is responsible for the discretionary management and risk oversight of multi-manager investment solutions. Solutions include multi-manager single asset class, liquid alternative, multi-asset target risk and outcome-oriented allocation portfolios. Prior to joining Prudential in 2000, Andrei worked for PaineWebber, Inc. (UBS) and its subsidiaries as an investment manager research analyst and prior as a senior portfolio analyst at Mitchell Hutchins Asset Management. Andrei began his investment career with Merrill Lynch in 1991. A member of the CFA Society New York and the CFA Institute, Andrei is a graduate of Rutgers University with a degree in Economics and holds the Chartered Financial Analyst (CFA) designation and the Certified Investment Management Analyst (CIMA) designation from the Wharton School of the University of Pennsylvania and the Investments & Wealth Institute.

Todd L. Kerin is a Vice President and member of SIRG's Portfolio Construction team. He focuses on the discretionary management of multi-manager investment solutions including risk budgeting and manager allocation within both traditional and alternative asset classes. Mr. Kerin joined PGIM Investments and SIRG in October 2006 as an investment manager research analyst. Prior to joining SIRG, he spent 12 years with Standard and Poor's working in various capacities. Most recently, he worked as a senior fixed income mutual fund analyst in S&P's Credit Market Services Group. Mr. Kerin received his M.B.A. in Finance from Saint Thomas Aquinas College and a B.A. in English Literature from Western New England University.

Saleem Z. Banatwala, CFA joined PGIM Investments in February 2013 as a research analyst focused on Portfolio Construction with SIRG. Prior to joining SIRG, Mr. Banatwala worked as an analyst for a pension consulting firm, and was responsible for the development of strategic investment policy for various foundations, endowments, and corporate pension plans. In addition to this, he conducted due diligence on various target date fund offerings for corporate defined contribution plans. Mr. Banatwala received his B.B.A. from Texas A&M University in College Station, TX. He is a CFA charter holder and a member of the CFA Society New York.

AllianceBernstein Segment. The AllianceBernstein co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by AllianceBernstein are Scott DiMaggio, CFA, Matthew Sheridan, CFA, and Douglas J. Peebles. Biographies for Messrs. DiMaggio, Sheridan and Peebles are provided below.

Scott DiMaggio, CFA. Mr. DiMaggio serves as Director of both Global Fixed Income and Canada Fixed Income, and is a member of the Absolute Return portfolio management team. Prior to joining the Fixed Income team, he performed quantitative investment analysis, including asset-liability, asset-allocation, return attribution and risk analysis. Before joining the firm in 1999, Mr. DiMaggio was a risk management market analyst at Santander Investment Securities. He also held positions as a senior consultant at Ernst & Young and Andersen Consulting. Mr. DiMaggio holds a BS in business administration from the State University of New York, Albany, and an MS in finance from Baruch College. He is a member of the Global Association of Risk Professionals and a CFA charterholder.

Matthew Sheridan, CFA. Mr. Sheridan is a Portfolio Manager and member of the Absolute Return, Global Fixed Income, and Emerging Market Debt portfolio management teams. He primarily focuses on quantitative reporting, duration maintenance, and short-term cash management. Mr. Sheridan joined Alliance Capital in 1998 and previously worked in the firm's Structured Asset Securities Group. He holds a BS in finance from Syracuse University and is a CFA charterholder.

Douglas J. Peebles. Mr. Peebles joined the firm in 1987 and is the Chief Investment Officer and Head of AllianceBernstein Fixed Income. In this role, he supervises all of the Fixed Income portfolio management research teams globally. In addition, Mr. Peebles is Chairman of the Interest Rates and Currencies Research Review team, which is responsible for setting interest rate and currency policy for all fixed income portfolios. He has held several leadership positions within Fixed Income, including director of Global Fixed Income from 1997 to 2004 and co-head of AllianceBernstein Fixed Income from 2004 until 2008. He holds a BA from Muhlenberg College and an MBA from Rutgers University.

Goldman Segment. The Goldman co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Goldman are Simon Dangoor and Hugh Briscoe. Biographies for Messrs. Dangoor and Briscoe are provided below.

Simon Dangoor, Managing Director, Head of Macro Rates Investing. Simon is head of Macro Rates Investing within Goldman Sachs Asset Management's Fixed Income team and leads the team's range of macro-focused directional and relative value strategies within Developed Market rates. He is also responsible for leading the Government and Swap Strategy that focuses on relative value opportunities in government, agency, interest rate swaps and inflation markets. Simon is a member of the Fixed Income Strategy Group, which oversees Global Fixed Income and Currency portfolios. Previously, he led the Country Strategy, a component of Macro Rates Strategies that focuses on cross-market interest rate and sovereign risk opportunities. Simon joined Goldman Sachs as an analyst in 2004 and was named managing director in 2011. Simon earned a BA in Natural Sciences from the University of Cambridge in 2004. He is a CFA charterholder.

Hugh Briscoe, Managing Director, Global Fixed Income Portfolio Manager. Hugh is a global fixed income portfolio manager in Goldman Sachs Asset Management (GSAM). He is a member of the Investment Committee of the Goldman Sachs UK Defined Benefit Pension Scheme. Previously, Hugh was a portfolio manager in GSAM's Global Liquidity Management team. He joined Goldman Sachs in 2005 as an executive director and was named managing director in 2017. Prior to joining the firm, Hugh served in the British Army for 12 years. Hugh serves on the finance committee of the Special Air Service Association. Hugh earned a BA (Hons) Philosophy from Bristol University in 1992 and a masters degree in Defence Studies from the College Interarmées De Défence, Paris in 2003.

Wellington Segment. The Wellington co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Wellington are Mark Sullivan, John Soukas and Edward Meyi. Biographies for Messrs. Sullivan, Soukas and Meyi are provided below.

Mark Sullivan, CFA, CMT, Senior Managing Director and Fixed Income Portfolio Manager. Mr. Sullivan is a portfolio manager and leader of the Global Bond team. In his role, he focuses on manager selection, allocation, and risk management across the team's multi-strategy investment process. As the manager of portfolio managers, he is responsible for the aggregate risk and investment results within portfolios. In addition, he focuses on business and talent management as the leader of the investment team. Mr. Sullivan joined Wellington in 1999 as a project analyst in Global Relationship Management before becoming a quantitative analyst in the Fixed Income Group. He has been a member of the Global Bond team since 2002. Mark received his BA from Colgate University in 1999. In addition, he holds the Chartered Financial Analyst and Chartered Market Technician designations.

John Soukas, Senior Managing Director and Fixed Income Portfolio Manager. Mr. Soukas is a fixed income portfolio manager and a senior member of Wellington's Global Fixed Income investment team. As part of this role, he is a member of the Global Risk Committee, which is responsible for allocating capital to the investment team and managing risk across the entire business. He is an experienced investor with a proven track record in developing and implementing quantitative investment strategies. Prior to joining the firm in 2006, Mr. Soukas was managing partner at Fairlane Asset Management in Toronto, where he was responsible for global fixed income (2003-2006). Before that, he was a government bond portfolio manager focusing on relative value strategies at West End Capital Management (2002-2003), head of Canadian Government Bond Trading at Deutsche Bank Securities (1997-2002), and a senior economist at RBC Capital Markets (1994-1997). Mr. Soukas earned his MA in economics with a focus on econometrics and international finance from the University of Toronto in 1993 and his BA from the University of Western Ontario in 1991.

Edward Meyi, FRM, Managing Director and Fixed Income Portfolio Manager. Mr. Meyi is a fixed income portfolio manager and member of Wellington's Global Bond Team. He manages global fixed income portfolios for clients worldwide, including central bank, sovereign wealth fund, pension fund, and mutual fund clients of the firm. Prior to joining the firm in 2002, Mr. Meyi worked at Putnam, BlackRock, Scudder Kemper, and Investors Bank & Trust. Mr. Meyi earned his BA in history from Middlebury College in 1996 and is certified by the Global Association of Risk Professionals as a Financial Risk Manager (FRM).

F.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Global Bond Portfolio	The Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.88% of the Portfolio's average daily net assets through June 30,
2022. Expenses waived/reimbursed by the Manager under the 0.88%
limitation may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

G.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
AST Global Bond	AllianceBernstein L.P.	0.20% of average daily net assets to $500 million;
Portfolio	(AllianceBernstein)	0.15% of average daily net assets over $500 million
	GSAM/ Goldman Sachs Asset	0.19% of average daily net assets to $500 million;
	Management International*	0.185% of average daily net assets over $500 million to
$1.5 billion;
0.18% of average daily net assets over $1.5 billion
	Wellington Management	0.19% of average daily net assets
Company LLP (Wellington)

*Personnel of Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., may perform certain delegated responsibilities for GSAM, may act on behalf of GSAM, or may perform functions that otherwise support the sub-advisory services provided to the Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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